Label	Element	Value
Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund (the “Global Real Estate Securities Fund” or the “Fund”) is total return (a combination of long-term capital appreciation and current income).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 02, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year the Fund’s portfolio turnover rate was 20.09% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.09%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through November 2, 2018.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, at least 80% of the Fund’s net assets will be invested in income-producing common stocks and other real estate securities, including real estate investment trusts (“REITs”).  The Fund may invest in equity securities (such as common, convertible and preferred stock) of real estate-related companies of any market capitalization.  Equity securities may also include exchange-traded funds (“ETFs”) that invest in real estate-related equities, individual stock options and options on indices.  For purposes of the Fund’s investment strategies, a real estate company is a company that either (i) derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or (ii) has at least 50% of its assets invested in real estate.  Under normal market conditions, the Fund invests in securities of issuers from at least three different countries (including the United States), with at least 40% of the Fund’s net assets invested in foreign securities.  Foreign securities are determined to be “foreign” on the basis of an issuer’s domicile or location of headquarters (as determined by the Advisor).

The Fund may sell put or call options on an index or a security with the intention of earning option premiums in order to enhance current income.  The Fund may also sell shares of securities short for hedging purposes.  At any one time, the combined value of options written by the Fund may be up to 5% of the Fund’s net assets.

The Fund may invest up to 20% of its net assets in debt securities of any rating or maturity, including high yield debt securities (otherwise known as “junk bonds”), that are issued or guaranteed by real estate and other companies.

The Advisor uses a “structured” quantitative style of management and constructs the Fund’s portfolio using a multi-factor optimization model that examines possible combinations of stocks, REITs and other investments considered for inclusion in the Fund’s portfolio, with the goal of finding an optimal combination which maximizes expected return potential while managing exposure to risk.  “Structured” management means the Advisor’s models seek to facilitate highly customized risk/return objectives.  The Advisor’s model includes analysis of fundamental factors, statistical factors and macroeconomic factors, including, but not limited to size, value, momentum, profitability, external financing and liquidity.  The Advisor seeks to maximize returns by overweighting stocks with positive characteristics identified in the return models and underweighting stocks with negative characteristics relative to their benchmark weights.  The Advisor’s investment model evaluates many different security combinations and weightings in an effort to construct the most efficient risk/return portfolio given the Fund’s benchmark.  Transaction costs are considered at every step of the process, from the weighting of investment themes to portfolio optimization, to trading.  The Advisor seeks to trade with maximum efficiency using integrated trading systems and transaction cost-management techniques.

The Fund may sell securities at any time when, in the Advisor’s judgment, circumstances warrant their sale.  While this sell strategy may cause the Fund to have an annual portfolio turnover rate in excess of 100%, it also means the Advisor will sell investments when it believes there are better investment alternatives.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•	Management Risk. The Advisor’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	General Market Risk. The value of the Fund’s shares may decrease based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

•
Real Estate Investment Risk.  The risks related to investments in real estate securities include, but are not limited to, adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations, or interest rates; operating or developmental expenses and lack of available financing.

•
Real Estate-Related Securities Concentration Risk.  The Fund could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results.

•
REIT Risk.  A REIT’s share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates.  The returns from REITs may trail returns from the overall market.  Additionally, there is always a risk that a particular REIT will fail to qualify for the favorable federal income tax treatment applicable to REITs.

•
Equity Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

•
Large-Cap Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Mid-, Small- and Micro-Cap Company Risk. The securities of mid-cap, small-cap and micro-cap companies may be more volatile and less liquid than the securities of large-cap companies.

•
Foreign Securities and Currency Risk.  Foreign securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Income earned on foreign securities may be subject to foreign withholding taxes.

•
Exchange-Traded Fund Risk.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs, unlike open-end investment companies.

•	Short Sale Risk. Short selling of securities may result in the Fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.

•
Debt Securities Risk.  Interest rates may go up resulting in a decrease in the value of the securities held by the Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  A credit rating assigned to a particular debt security is essentially the opinion of a nationally recognized statistical rating organization (an “NRSRO”) as to the credit quality of an issuer and may prove to be inaccurate.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

•
High-Yield Debt Securities Risk.  High yield debt securities (also known as “junk bonds”) that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

•	Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.

•
Tax Risk.  Certain of the Fund’s investment strategies, including investments in REITs and transactions in options, may be subject to special tax rules, the effect of which may have adverse tax consequences for the Fund and shareholders.

•	Not a Bank Deposit. Investments by any investors in the Fund are not bank deposits, are not guaranteed by any bank, and are not insured or guaranteed by the FDIC or any other government agency.

•
Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments by any investors in the Fund are not bank deposits, are not guaranteed by any bank, and are not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information demonstrates the risks of investing in the Global Real Estate Securities Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year and since inception periods compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.gersteinfisherfunds.com or by calling the Fund toll-free at 800-473-1155.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information demonstrates the risks of investing in the Global Real Estate Securities Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year and since inception periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-473-1155
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gersteinfisherfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The calendar year return for the Fund as of December 31, 2016 was 6.53%.  During the period shown in the bar chart, the best performance for a quarter was 9.87% (for the quarter ended December 31, 2014).  The worst performance was -6.14% (for the quarter ended June 30, 2015).

Year to Date Return, Label	rr_YearToDateReturnLabel	calendar year return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.14%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns Periods Ended December 31, 2016
Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund | FTSE EPRA/NAREIT Developed Index Net Total Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE EPRA/NAREIT Developed Index Net Total Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2013
Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund | Gerstein Fisher Multi-Factor Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waiver/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	321
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	557
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,235
Annual Return 2014	rr_AnnualReturn2014	19.76%
Annual Return 2015	rr_AnnualReturn2015	0.86%
Annual Return 2016	rr_AnnualReturn2016	6.53%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2013
Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund | Gerstein Fisher Multi-Factor Global Real Estate Securities Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.20%
Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund | Gerstein Fisher Multi-Factor Global Real Estate Securities Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.89%

[1]	Pursuant to an operating expense limitation agreement between the Fund's investment advisor, People's Securities, Inc., doing business as Gerstein Fisher or Gerstein Fisher Asset Management (the "Advisor"), and the Trust on behalf of the Fund, the Advisor has agreed to waive part of its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.00% of the Fund's average net assets through November 2, 2018. The operating expense limitation agreement can only be terminated by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Advisor is permitted to recoup management fee reductions and/or expense payments made in the three year period from the date of the waiver or reimbursement if such reimbursement will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.